Condensed Financial Statements - Statements of Shareholders' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	572,270,834
Beginning Balance	$ 734,749	$ 578,223	$ 505,726
Issuance of ordinary shares pursuant to share incentive plan (in shares)	1,002,696
Issuance of ordinary shares pursuant to share incentive plan	2,225	4,949	1,380
Share-based compensation expense	22,963	17,895	14,314
Conversion of convertible bond			35,864
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares	(98,877)	(1,162)	(30,000)
Currency translation adjustment	(11,944)	15,795	1,358
Tax benefit from equity awards	602
Unrealized loss on cash flow hedges	(1,498)
Unrealized gains on available-for-sale securities	2,476	4,482
Share issued in connection of business acquisition	15,000
Net income	112,158	114,567	86,584
Ending Balance (in shares)	561,159,373	572,270,834
Ending Balance	777,854	734,749	578,223
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	572,270,834
Beginning Balance	734,749	578,223	505,726
Issuance of ordinary shares pursuant to share incentive plan	2,225	4,950	1,380
Share-based compensation expense	22,963	17,895	14,314
Conversion of convertible bond			35,864
Repurchase of ordinary shares issued for convertible notes			(37,003)
Repurchase of ordinary shares	(98,877)	(1,163)	(30,000)
Currency translation adjustment	(11,944)	15,795	1,358
Tax benefit from equity awards	602
Unrealized loss on cash flow hedges	(1,498)
Unrealized gains on available-for-sale securities	2,476	4,482
Share issued in connection of business acquisition	15,000
Net income	112,158	114,567	86,584
Ending Balance (in shares)	561,159,373	572,270,834
Ending Balance	777,854	734,749	578,223
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	572,270,834	561,121,002	570,489,352
Beginning Balance	11,445	11,222	11,410
Issuance of ordinary shares pursuant to share incentive plan (in shares)	8,609,768	11,640,112	7,743,594
Issuance of ordinary shares pursuant to share incentive plan	172	233	155
Conversion of convertible bond (in shares)			22,771,021
Conversion of convertible bond			455
Repurchase of ordinary shares issued for convertible notes (in shares)	(23,066,912)	(490,280)	(22,771,021)
Repurchase of ordinary shares issued for convertible notes			(455)
Repurchase of ordinary shares (shares)			(17,111,944)
Repurchase of ordinary shares	(461)	(10)	(343)
Share issued in connection of business acquisition (in shares)	3,345,683
Share issued in connection of business acquisition	67
Ending Balance (in shares)	561,159,373	572,270,834	561,121,002
Ending Balance	11,223	11,445	11,222
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)	572,270,834	561,121,002	570,489,352
Beginning Balance	11,445	11,222	11,410
Issuance of ordinary shares pursuant to share incentive plan (in shares)	8,609,768	11,640,112	7,743,594
Issuance of ordinary shares pursuant to share incentive plan	172	233	155
Conversion of convertible bond (in shares)			22,771,021
Conversion of convertible bond			455
Repurchase of ordinary shares issued for convertible notes (in shares)			(22,771,021)
Repurchase of ordinary shares issued for convertible notes			(455)
Repurchase of ordinary shares (shares)	(23,066,912)	(490,280)	(17,111,944)
Repurchase of ordinary shares	(461)	(10)	(343)
Share issued in connection of business acquisition (in shares)	3,345,683
Share issued in connection of business acquisition	67
Ending Balance (in shares)	561,159,373	572,270,834	561,121,002
Ending Balance	11,223	11,445	11,222
Additional Paid-In Capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	353,173	331,714	345,832
Issuance of ordinary shares pursuant to share incentive plan	2,053	4,716	1,225
Share-based compensation expense	22,963	17,895	14,314
Conversion of convertible bond			35,409
Repurchase of ordinary shares issued for convertible notes			(35,409)
Repurchase of ordinary shares	(98,416)	(1,152)	(29,657)
Tax benefit from equity awards	602
Share issued in connection of business acquisition	14,933
Ending Balance	295,308	353,173	331,714
Additional Paid-In Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	353,173	331,714	345,832
Issuance of ordinary shares pursuant to share incentive plan	2,053	4,717	1,225
Share-based compensation expense	22,963	17,895	14,314
Conversion of convertible bond			35,409
Repurchase of ordinary shares issued for convertible notes			(35,409)
Repurchase of ordinary shares	(98,416)	(1,153)	(29,657)
Tax benefit from equity awards	602
Share issued in connection of business acquisition	14,933
Ending Balance	295,308	353,173	331,714
Retained Earnings
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	303,171	188,604	103,159
Repurchase of ordinary shares issued for convertible notes			(1,139)
Net income	112,158	114,567	86,584
Ending Balance	415,329	303,171	188,604
Retained Earnings | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	303,171	188,604	103,159
Repurchase of ordinary shares issued for convertible notes			(1,139)
Net income	112,158	114,567	86,584
Ending Balance	415,329	303,171	188,604
Accumulated Other Comprehensive Income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	66,960	46,683	45,325
Currency translation adjustment	(11,944)	15,795	1,358
Unrealized loss on cash flow hedges	(1,498)
Unrealized gains on available-for-sale securities	2,476	4,482
Ending Balance	55,994	66,960	46,683
Accumulated Other Comprehensive Income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	66,960	46,683	45,325
Currency translation adjustment	(11,944)	15,795	1,358
Unrealized loss on cash flow hedges	(1,498)
Unrealized gains on available-for-sale securities	2,476	4,482
Ending Balance	$ 55,994	$ 66,960	$ 46,683